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                      PENN MUTUAL VARIABLE LIFE ACCOUNT I
                    THE PENN MUTUAL LIFE INSURANCE COMPANY
                               600 DRESHER ROAD
                          HORSHAM, PENNSYLVANIA  19044
                                (215) 956-8000

          CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES
                            ACT OF 1933, AS AMENDED
                               FILE NO. 33-87276

We hereby certify that the prospectuses that would have been required to be filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 14 to the Registration Statement for Penn Mutual Variable Life Account I (File No. 33-87276) electronically filed on April 29, 2003, the most recent amendment to the Registration Statement.

                                    PENN MUTUAL VARIABLE LIFE ACCOUNT I

                                    BY: THE PENN MUTUAL LIFE INSURANCE COMPANY

Dated:  May 1, 2003                 By: /s/ Kenneth J. Kussay
                                        ---------------------
                                        Kenneth J. Kussay